Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Components Of Income Tax Expense [Line Items]
Unused tax losses for which no deferred tax asset recognised		$ 497
Recognised Deferred tax assets	$ 1,959	$ 1,007
Long term bond rate	3.20%	1.50%
Temporary Difference Pluto Quarantined Exploration Expenditure [Member]
Disclosure Of Components Of Income Tax Expense [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 189	$ 1,432
Temporary Difference North West Shelf Project [Member]
Disclosure Of Components Of Income Tax Expense [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	6,523	4,507
Temporary Difference Wheatstone [Member]
Disclosure Of Components Of Income Tax Expense [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	831	1,071
Pluto PRRT Deferred Tax Asset [Member]
Disclosure Of Components Of Income Tax Expense [Line Items]
Increase (decrease) in deferred tax liability (asset)	1,362
USA Tax Consolidation Group [Member] | Unused tax losses and credits [Member]
Disclosure Of Components Of Income Tax Expense [Line Items]
Unused tax losses for which no deferred tax asset recognised	250
Recognised Deferred tax assets	1,371	0
Other Than Australia And The USA [Member] | Unused tax losses and credits [Member]
Disclosure Of Components Of Income Tax Expense [Line Items]
Unused tax losses for which no deferred tax asset recognised	1,061
Recognised Deferred tax assets	93	$ 0
Outside Of The USA TCG [Member] | Unused tax losses and credits [Member]
Disclosure Of Components Of Income Tax Expense [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 146